Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Unrealized net gain (loss) on qualifying cash flow hedging instruments, net of tax			$ (580)
Realized net gain (loss) on qualifying cash flow hedging instruments, net of tax			$ (207)